Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000141505
Average Annual Return [Line Items]
Average Annual Return, Percent	24.48%	3.38%		5.98%
Without Sales Load [Member] | C000141506
Average Annual Return [Line Items]
Average Annual Return, Percent	24.32%	3.27%		5.85%
Without Sales Load [Member] | C000184323
Average Annual Return [Line Items]
Average Annual Return, Percent	24.92%	3.70%	6.81%
MSCI All Country Asia ex Japan Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.97%	4.62%		4.69%
MSCI All Country Asia ex Japan Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.97%	4.62%		4.69%
MSCI All Country Asia ex Japan Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	27.97%	4.62%	5.80%